RETIREMENT-RELATED BENEFITS - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	$ 4,643	$ 3,034
Current liabilities - compensation and benefits	(3,644)	(3,577)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(16,720)	(17,070)
Pension Plans | U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	2,092	1,002
Current liabilities - compensation and benefits	(120)	(118)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,722)	(1,698)
Funded Status	250	(814)
Pension Plans | Non-U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	2,551	2,032
Current liabilities - compensation and benefits	(323)	(303)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(10,541)	(10,689)
Funded Status	(8,312)	(8,960)
Nonpension Postretirement Plans | U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(353)	(368)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(3,812)	(4,076)
Funded Status	(4,165)	(4,444)
Nonpension Postretirement Plans | Non-U.S.
Net funded status recognized in the Consolidated Statement of Financial Position
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(17)	(15)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(646)	(607)
Funded Status	$ (663)	$ (622)